                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.): [_] is a restatement.

                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:      BANK OF THE OZARKS
Address:   17901 CHENAL PARKWAY
           LITTLE ROCK, AR 72223

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  REX W. KYLE
Title: PRESIDENT / TRUST & WEALTH MANAGEMENT
Phone: 501-978-2240

Signature, Place, and Date of Signing:

/s/ REX W. KYLE                      LITTLE ROCK, AR                 2/7/13
------------------                   ---------------                 ------
[Signature]                          [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_____               _________________
[Repeat as necessary.]
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       77

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Form 13F Information Table Value Total:  121,902
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number                Name
___  28-________________________  ____________________________________

                                                                          INVESTMENT
                                                                          DISCRETION          VOTING AUTHORITY
                                                   MARKET            --------------------- ----------------------
                               TITLE OF            VALUE    SHS OR   PUT  SOLE SHR OTH OTH  SOLE   SHARED  NONE
NAME OF ISSUER                  CLASS     CUSIP   (X$1000)  PRN AMT  CALL (A)  (B) (C) MGR  (A)     (B)    (C)
--------------                 -------- --------- -------- --------- ---- ---- --- --- --- ------- ------ -------
AT&T INC                       COM      00206R102   1,037     30,771 SH    X                30,771
AT&T INC                       COM      00206R102     345     10,237 SH             X        8,437  1,800
ABBOTT LABS                    COM      002824100     593      9,046 SH    X                 9,046
ABBOTT LABS                    COM      002824100     126      1,923 SH             X        1,523    400
ALTRIA GROUP INC               COM      02209S103     570     18,115 SH    X                18,115
ALTRIA GROUP INC               COM      02209S103      65      2,075 SH             X        1,275    800
APACHE CORP                    COM      037411105     196      2,500 SH    X                 2,500
APACHE CORP                    COM      037411105       6         80 SH             X           80
APPLE INC                      COM      037833100     618      1,162 SH    X                 1,162
APPLE INC                      COM      037833100     136        256 SH             X          186     70
BANCORPSOUTH INC               COM      059692103     248     17,058 SH    X                17,058
BANK OF THE OZARKS INC         COM      063904106  37,883  1,131,853 SH    X               955,203        176,650
BRISTOL MYERS SQUIBB CO        COM      110122108     541     16,586 SH    X                16,586
BRISTOL MYERS SQUIBB CO        COM      110122108      41      1,250 SH             X          750    500
BROADCOM CORP                  CL A     111320107     230      6,925 SH    X                 6,925
BROADCOM CORP                  CL A     111320107       8        250 SH             X          250
CVS CAREMARK CORPORATION       COM      126650100     206      4,261 SH    X                 4,261
CVS CAREMARK CORPORATION       COM      126650100      52      1,078 SH             X        1,078
CHEVRON CORP NEW               COM      166764100     826      7,641 SH    X                 7,641
CHEVRON CORP NEW               COM      166764100      98        904 SH             X          779    125
COCA COLA CO                   COM      191216100   1,040     28,690 SH    X                28,690
COCA COLA CO                   COM      191216100     122      3,358 SH             X        2,958    400
COLGATE PALMOLIVE CO           COM      194162103     636      6,085 SH    X                 6,085
COLGATE PALMOLIVE CO           COM      194162103      47        446 SH             X          276    170
COMMERCE BANCSHARES INC        COM      200525103     576     16,418 SH    X                16,418
CONOCOPHILLIPS                 COM      20825C104     437      7,533 SH    X                 7,533
CONOCOPHILLIPS                 COM      20825C104      39        675 SH             X          500    175
DARDEN RESTAURANTS INC         COM      237194105     288      6,380 SH    X                 6,380
DARDEN RESTAURANTS INC         COM      237194105      10        220 SH             X          220
DELTIC TIMBER CORP             COM      247850100     764     10,824 SH    X                10,824
DELTIC TIMBER CORP             COM      247850100   3,928     55,627 SH             X       55,627
DUKE ENERGY CORP NEW           COM NEW  26441C204     410      6,427 SH    X                 6,427
DUKE ENERGY CORP NEW           COM NEW  26441C204      48        753 SH             X          403    350
EXXON MOBIL CORP               COM      30231G102   1,013     11,707 SH    X                11,707
EXXON MOBIL CORP               COM      30231G102      98      1,132 SH             X          962    170
FEDEX CORP                     COM      31428X106       8         85 SH    X                    85
FEDEX CORP                     COM      31428X106     209      2,276 SH             X        2,276
GENERAL ELECTRIC CO            COM      369604103     683     32,527 SH    X                32,527
GENERAL ELECTRIC CO            COM      369604103     323     15,401 SH             X       14,201  1,200
HUNT J B TRANS SVCS INC        COM      445658107     728     12,200 SH    X                12,200
INTEL CORP                     COM      458140100     452     21,906 SH    X                21,906
INTEL CORP                     COM      458140100      68      3,300 SH             X        2,800    500
INTERNATIONAL BUSINESS MACHS   COM      459200101   1,366      7,129 SH    X                 7,129
INTERNATIONAL BUSINESS MACHS   COM      459200101      24        124 SH             X          124
JOHNSON & JOHNSON              COM      478160104     854     12,185 SH    X                12,185
JOHNSON & JOHNSON              COM      478160104     121      1,724 SH             X        1,359    365
MCDONALDS CORP                 COM      580135101     543      6,157 SH    X                 6,157

                                                                        INVESTMENT
                                                                        DISCRETION        VOTING AUTHORITY
                                                   MARKET          --------------------- -------------------
                               TITLE OF            VALUE   SHS OR  PUT  SOLE SHR OTH OTH  SOLE   SHARED NONE
NAME OF ISSUER                  CLASS     CUSIP   (X$1000) PRN AMT CALL (A)  (B) (C) MGR  (A)     (B)   (C)
--------------                 -------- --------- -------- ------- ---- ---- --- --- --- ------- ------ ----
MCDONALDS CORP                 COM      580135101     163    1,850 SH             X        1,660    190
MERCK & CO INC NEW             COM      58933Y105     450   10,982 SH    X                10,982
MERCK & CO INC NEW             COM      58933Y105     208    5,090 SH             X        4,390    700
MICROSOFT CORP                 COM      594918104     496   18,580 SH    X                18,580
MICROSOFT CORP                 COM      594918104      96    3,590 SH             X        3,190    400
MONSANTO CO NEW                COM      61166W101     189    2,000 SH    X                 2,000
MONSANTO CO NEW                COM      61166W101      16      174 SH             X          174
MURPHY OIL CORP                COM      626717102   5,997  100,708 SH    X               100,708
MURPHY OIL CORP                COM      626717102  46,376  778,768 SH             X      778,768
PEPSICO INC                    COM      713448108     625    9,138 SH    X                 9,138
PEPSICO INC                    COM      713448108     108    1,580 SH             X        1,180    400
PFIZER INC                     COM      717081103     672   26,804 SH    X                26,804
PFIZER INC                     COM      717081103     171    6,800 SH             X        5,600  1,200
PROCTER & GAMBLE CO            COM      742718109     535    7,881 SH    X                 7,881
PROCTER & GAMBLE CO            COM      742718109      90    1,324 SH             X        1,069    255
SOUTHERN CO                    COM      842587107     388    9,063 SH    X                 9,063
SOUTHERN CO                    COM      842587107      99    2,305 SH             X        1,705    600
TRAVELERS COMPANIES INC        COM      89417E109     214    2,984 SH    X                 2,984
TRAVELERS COMPANIES INC        COM      89417E109      25      350 SH             X           50    300
US BANCORP DEL                 COM NEW  902973304   2,129   66,641 SH    X                66,641
US BANCORP DEL                 COM NEW  902973304      65    2,046 SH             X        1,546    500
UNION PAC CORP                 COM      907818108     402    3,200 SH             X        3,200
UNITED TECHNOLOGIES CORP       COM      913017109     225    2,740 SH    X                 2,740
UNITED TECHNOLOGIES CORP       COM      913017109      14      170 SH             X          170
VERIZON COMMUNICATIONS INC     COM      92343V104   1,104   25,505 SH    X                25,505
VERIZON COMMUNICATIONS INC     COM      92343V104     160    3,700 SH             X        3,300    400
WAL-MART STORES INC            COM      931142103   1,554   22,774 SH    X                22,774
WAL-MART STORES INC            COM      931142103     351    5,143 SH             X        5,143
WELLS FARGO & CO NEW           COM      949746101     272    7,956 SH    X                 7,956
WELLS FARGO & CO NEW           COM      949746101      48    1,393 SH             X        1,393

FINAL TOTALS                                      121,902

FORM 13F INFORMATION TABLE ENTRY TOTAL 77